Income Tax Expense - Summary of Income Tax Recognised in Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Available for sale investments:
Net valuation gains/(losses) taken to equity	$ (3)		$ (1)
Cash flow hedges:
Gains/(losses) taken to equity	(25)	$ (105)	170
(Gains)/losses transferred to the income statement	64	129	(199)
Income tax credit/(charge) relating to items that may be reclassified subsequently to the income statement	36	24	(30)
Items that will not be reclassified to the income statement:
Remeasurement gains/(losses) on pension and medical schemes	(22)	(12)	5
Employee share awards transferred to retained earnings on exercise	8	(14)	(22)
Income tax charge relating to items that will not be reclassified to the income statement	(14)	(26)	(17)
Total income tax credit/(charge) relating to components of other comprehensive income	$ 22	$ (2)	$ (47)